SHARE OPTIONS	12 Months Ended
Dec. 31, 2021
SHARE OPTIONS
SHARE OPTIONS

11.          SHARE OPTIONS

In 2008, the Company adopted the Amended and Reinstated 2008 Share Incentive Plan, or the 2008 Plan. The 2008 Plan is intended to promote the Company’s success and to increase shareholder value by providing an additional means to attract, motivate, retain and reward selected directors, officers, employees and other eligible persons. An aggregate of 4,444,444 ordinary shares were reserved for issuance under the 2008 Plan. On June 9, 2014, the 2008 Plan was amended to increase the maximum aggregate number of ordinary shares reserved for issuance under the 2008 Plan to 11,344,444.

In 2019, the Company adopted the 2019 Share Incentive Plan, or the 2019 plan. Pursuant to the 2019 Plan, total shares that the 2019 Plan was authorized to grant were 2,867,382 ordinary shares. Subsequently, the 2019 plan was amended to be authorized to grant a total of 10,667,382 ordinary shares.

The 2008 Plan and 2019 Plan are collectively referred to as the Plans.

In 2019, the Company did not grant any share options.

In 2020, the Company granted 3,000,000 share options under the Plans to an officer at exercise prices of $0.40 per share. These share options vest immediately. Subsequently, on October 1, 2021, the exercise expiration period of the vested share options was amended and extended from October 1, 2021 to October 1, 2030. The incremental share-based compensation expense resulting from the modification of $425 was recognized in general and administrative expenses in 2021.

In 2021, the Company granted 80,000 share options under the Plans to employees at exercise prices of $0.40 per share. These share options vest immediately.

The fair value of each option granted was estimated on the date of grant using a binomial option pricing model with the following assumptions during the applicable periods:

	Year ended December 31,
	2019	2020	2021
Risk-free interest rate per annum	—	0.12%	1.56%
Exercise multiple	—	2.8	2.8
Expected volatility	—	91.3%	79.5%
Expected dividend yield	—	0%	0%
Fair value of ordinary shares	$—	$0.935	$0.45
Expected terms (in years)	—	1	10

(1)	Risk-free interest rates

Risk-free interest rates were estimated based on the yield to maturity of China international government bonds and US treasury bonds with a maturity period close to the contractual term of the options for the years ended December 31, 2020 and 2021, respectively.

(2)	Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company’s publicly traded stock.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(5)	Fair value of underlying ordinary shares

The fair value of the underlying ordinary shares is determined based on the closing market price of the ADS of the Company as of the grant date.

A summary of the share option activities under the Plans as of December 31, 2021, and changes during the year then ended is presented below:

		Weighted average
		exercise price
	Options granted	per option

Outstanding at January 1, 2021	3,068,100	$0.45
Granted	80,000	$0.40
Exercised	—	$—
Forfeited	(22,800)	$2.65
Outstanding at December 31, 2021	3,125,300	$0.43

The following table summarizes information regarding the share options granted under the Plans as of December 31, 2021:

	As of December 31, 2021
			Weighted-
		Weighted-	average remaining	Weighted-
		average exercise	contractual	Average
	Options Number	price per option	life (years)	intrinsic value

Options
Outstanding	3,125,300	$0.43	8.70	$0.10
Exercisable	3,125,300	$0.43	8.70	$0.10
Expected to vest	—	$—	—	$—

The total intrinsic value of options exercised during the years ended December 31, 2019, 2020 and 2021 were $539, $nil, and $nil, respectively.

The weighted average grant date fair value of options granted during the years ended December 31, 2019, 2020 and 2021 was $nil, $0.56 and $0.05, respectively.

The total fair value of the equity awards vested during the years ended December 31, 2019, 2020 and 2021 were $9, $1,688 and $4, respectively.

For the years ended December 31, 2019, 2020 and 2021, the Group recorded share-based compensation expense of $66, $1,689 and $429 related to the options under the Plans, respectively. As of December 31, 2021, there was no unrecognized compensation cost related to the options.